Investor A Institutional [Member] Average Annual Total Returns - Investor A Shares Institutional Shares	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.94%	13.20%	14.16%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.14%	12.65%	13.49%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.41%	10.39%	11.64%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.21%	13.48%	14.46%